EARNINGS PER COMMON SHARE (MEMBERSHIP UNITS)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
EARNINGS PER COMMON SHARE (MEMBERSHIP UNITS)
NOTE 12. - EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the six months ended June 30:

	2011	2010

Net loss attributed to common shareholders	$(1,754,987)	$(690,113)

Denominator for basic earnings per share-weighted average shares outstanding	25,556,710	9,153,410

Effect of dilutive securities:
warrants outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	25,556,710	9,153,410

Loss per common share - basic	$(0.07)	$(0.08)

Loss per common share- diluted	$(0.07)	$(0.08)

Securities outstanding that were excluded from the computation because they would have been anti-dilutive are as follows:

	2011	2010
Warrants	8,651,979	4,804,523
Restricted Stock	700,000	-
Options	35,000	-

NOTE 11. - EARNINGS PER MEMBERSHIP UNIT

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31:

	2010	2009

Net loss attributed to members	$(1,423,632)	$(1,226,685)

Denominator for basic earnings per share-weighted average units outstanding	12,437,983	5,304,423

Effect of dilutive securities: warrants outstanding	-	-

Denominator for diluted earnings per unit - weighted average units adjusted for dilutive securities	12,437,983	5,304,423

	2010	2009

Loss per common unit- basic	$(0.11)	$(0.23)

Loss per common unit- diluted	$(0.11)	$(0.23)

Securities outstanding that were excluded from the computation because they would have been anti-dilutive are as follows:

	2010	2009

Debt convertible into units (number of units)	-	197,679
Warrants	-	1,688,076